As filed with the Securities and Exchange Commission on August 26, 2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22790

DoubleLine Equity Funds

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Equity LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

DoubleLine Equities Growth Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.4%

Aerospace & Defense - 3.3%
1,337	Precision Castparts Corporation	267,226

Banks - 4.6%
4,893	BankUnited, Inc.	175,806
3,242	First Republic Bank	204,343

		380,149

Biotechnology - 15.7%
5,877	Aquinox Pharmaceuticals, Inc.*	40,786
5,642	Arrowhead Research Corporation*	40,340
1,019	Bellicum Pharmaceuticals, Inc.*	21,674
631	Biogen Idec, Inc.*	254,886
1,339	BioMarin Pharmaceutical, Inc.*	183,149
4,873	Calithera Biosciences, Inc.*	34,793
1,954	Celgene Corporation*	226,146
2,475	Isis Pharmaceuticals, Inc.*	142,436
414	Juno Therapeutics, Inc.*	22,079
451	Kite Pharma, Inc.*	27,498
1,699	OvaScience, Inc.*	49,152
622	PTC Therapeutics, Inc.*	29,937
3,693	Seattle Genetics, Inc.*	178,741
554	Spark Therapeutics, Inc.*	33,390

		1,285,007

Capital Markets - 4.3%
5,563	Moelis & Company	159,714
8,300	Virtu Financial, Inc.*	194,884

		354,598

Diversified Financial Services - 3.1%
10,340	Leucadia National Corporation	251,055

Electrical Equipment - 3.4%
5,128	AMETEK, Inc.	280,912

Food & Staples Retailing - 2.7%
8,231	Sprouts Farmers Market, Inc.*	222,072

Food Products - 2.3%
2,816	Hain Celestial Group, Inc.*	185,462

Health Care Equipment & Supplies - 1.6%
1,570	IDEXX Laboratories, Inc.*	100,700
1,589	Ocular Therapeutix, Inc.*	33,416

		134,116

Internet & Catalog Retail - 3.1%
578	Amazon.com, Inc.*	250,904

Internet Software & Services - 6.1%
1,078	CoStar Group, Inc.*	216,959
2,382	Facebook, Inc.*	204,292
3,132	Hortonworks, Inc.*	79,302

		500,553

IT Services - 3.4%
955	Alliance Data Systems Corporation*	278,803

Life Sciences Tools & Services - 3.7%
1,399	Illumina, Inc.*	305,485

Multi-Utilities - 2.3%
3,917	PG&E Corporation	192,325

Oil, Gas & Consumable Fuels - 6.1%
7,201	EP Energy Corporation*	91,669
1,320	Pioneer Natural Resources Company	183,071
19,340	Synergy Resources Corporation*	221,056

		495,796

Real Estate Investment Trusts (REITs) - 1.8%
7,596	Community Healthcare Trust, Inc.*	146,223

Road & Rail - 4.4%
1,226	Canadian Pacific Railway Ltd. (Canada)	196,442

1,810	Kansas City Southern		165,072

			361,514

Semiconductors & Semiconductor Equipment - 2.7%
10,032	ChipMOS TECHNOLOGIES Ltd. (Bermuda)		219,099

Software - 10.8%
2,682	NetSuite, Inc.*		246,073
2,481	Salesforce.com, Inc.*		172,752
3,180	ServiceNow, Inc.*		236,306
3,024	Workday, Inc.*		231,003

			886,134

Specialty Retail - 7.5%
2,484	CarMax, Inc.*		164,466
5,607	DSW, Inc.		187,105
2,967	Tractor Supply Company		266,852

			618,423

Tobacco - 4.5%
3,733	Alliance One International, Inc.*		89,265
4,946	Universal Corporation		283,505

			372,770

Total Common Stocks (Cost $7,383,403)			7,988,626

Short Term Investments - 3.7%
101,581	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01% ¿	101,581
101,581	Fidelity Institutional Government Portfolio	0.01% ¿	101,581
101,581	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04% ¿	101,581

Total Short Term Investments (Cost $304,743)			304,743

Total Investments - 101.1% (Cost $7,688,146)			8,293,369
Liabilities in Excess of Other Assets - (1.1)%			(92,613)

NET ASSETS - 100.0%			$8,200,756

*  Non-Income Producing

¿ Seven-day yield as of June 30, 2015

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Tax Cost of Investments	$7,702,802

Gross Tax Unrealized Appreciation	896,329
Gross Tax Unrealized Depreciation	(305,762)

Net Tax Unrealized Appreciation (Depreciation)	$590,567

+  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

INVESTMENT BREAKDOWN as a % of Net Assets:

Biotechnology	15.7%
Software	10.8%
Specialty Retail	7.5%
Internet Software & Services	6.1%
Oil, Gas & Consumable Fuels	6.1%
Banks	4.6%
Tobacco	4.5%
Road & Rail	4.4%
Capital Markets	4.3%
Life Sciences Tools & Services	3.7%
Short Term Investments	3.7%
Electrical Equipment	3.4%
IT Services	3.4%
Aerospace & Defense	3.3%
Diversified Financial Services	3.1%
Internet & Catalog Retail	3.1%
Food & Staples Retailing	2.7%
Semiconductors & Semiconductor Equipment	2.7%
Multi-Utilities	2.3%
Food Products	2.3%
Real Estate Investment Trusts (REITs)	1.8%
Health Care Equipment & Supplies	1.6%
Other Assets and Liabilities	(1.1)%

100.0%

Summary of Fair Value Disclosure

June 30, 2015 (Unaudited)

Security Valuation. The Fund has adopted accounting principles generally accepted in the United States of America (“US GAAP”) fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of June 30, 2015, the Fund did not hold any investments in private investment funds.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 20151:

Category
Investments in Securities
Level 1
Common Stock	$7,988,626
Money Market Funds	304,743

Total Level 1	8,293,369
Level 2	-

Level 3	-

Total	$8,293,369

See the Schedule of Investments for further disaggregation of investment categories.

[1]	There were no transfers into and out of Level 1, 2 or 3 during the period ended June 30, 2015.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DoubleLine Equity Funds

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	8/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	8/26/15

By (Signature and Title)	/s/ Susan Nichols
Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date	8/26/15